Note 02 - Derivative Instruments, Hedging and Risk Management Activities (Table)	3 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commodity Derivative Contracts [Table Text Block]

Commodity Contracts Maturity in 2011	Notional amount in thousands of bbl* As of March 31, 2011

Futures and Forward contracts	(11,857)
Option contracts	(7,900)

* A negative notional value represents a sale position.

Foreign Currency Derivative Contracts [Table Text Block]
Notional Amount
Foreign Currency	US$ million

Sell USD / Pay BRL	86

Cross Currency Swaps [Table Text Block]
Cross Currency Swaps
Maturing in 2016%		Notional Amount (Million)

Fixed to fixed
Average Pay Rate (USD)	5.69	US$298
Average Receive Rate (JPY)	2.15	JPY$35,000

Sale of Ethanol [Table Text Block]
	Notional amount in thousand of bbl	Fair Value	Maturity

Forward Contract
Long position	715	US$28	2016

Location and Amounts of Derivative Fair Value [Table Text Block]

The effect of derivative instruments on the balance sheets for the three-month period ended March 31, 2011, is presented as follows:

	Derivatives
In millions of dollars	Asset		Liability
As of March 31,	2011		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	109		-
Total		109		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	5	Other payables and accruals	-

Commodity contracts	Other current assets	144	Other payables and accruals	(183)

Total		149		(183)
Total Derivatives		258		(183)

The effect of derivative instruments on the balance sheets for the year ended December 31, 2010 is presented as follows:

In millions of dollars	Asset Derivatives		Liability Derivatives
As of December 31,	2010		2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	115		-
Total		115		-

Derivatives not qualified as hedging instruments under Codification Topic 815
Foreign exchange contracts	Other current assets	2	Other payable and accruals	-
Commodity contracts	Other current assets	48	Other payables and accruals	(42)

Total		50		(42)
Total Derivatives		165		(42)

The effect of derivative instruments on the statement of financial position for the three-month period ended March 31, 2011, is reflected as follows:

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	March 31, 2011		March 31, 2011	March 31, 2011

Foreign exchange contracts	(10)	Financial Expenses	11	-
	(10)		11	-

The effect of derivative instruments on the statement of financial position for the three-month period ended March 31, 2010, is reflected as follows:.

Derivatives in Codification Topic 815 Cash Flow Hedging Relationship	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) reclassified from Accumulated OCI into Income (Effective portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Recognized in income on derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	March 31, 2010		March 31, 2010	March 31, 2010

Foreign exchange contracts	(10)	Financial Expenses	5	-
	(10)		5	-

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		March 31, 2011

Foreign exchange contracts	Financial income/(expenses) net	6
Commodity contracts	Financial income/(expenses) net	(146)

Total		(140)

Derivatives Not Qualified as Hedging Instruments under Codification Topic 815	Location of Gain or (Loss) Recognized in Income on Derivative	Amount of Gain or (Loss) Recognized in Income on Derivative

		March 31, 2010

Foreign exchange contracts	Financial income/(expenses) net	(1)
Commodity contracts	Financial income/(expenses) net	(39)

Total		(40)